Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000158749 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Class Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Trading Symbol	PSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund is invested primarily in a broad universe of credit such as fixed and floating rate investment grade corporate bonds and notes, collateralized loan obligations (“CLOs”), traditional asset-backed securities (“ABS”), and commercial paper. We believe our portfolio presents an ultra-short duration income alternative for investors targeting potential yield, capital preservation, and low volatility.
For the 12-month period ended on June 30, 2024, the Palmer Square Ultra-Short Duration Investment Grade Fund returned 6.19%. The Fund’s benchmark, the ICE BofA ML U.S. Treasury Bill Index, returned 5.43%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt provided the greatest positive contribution to performance. The Fund’s exposure in ABS, Investment Grade Corporate Bonds and Treasury Bills also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Bank Loans and MBS as well as cash provided the least positive contribution to performance.
CURRENT POSITIONING
We believe the Fund has solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include investment grade corporate bonds, commercial paper, traditional asset-backed securities, and CLO debt.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	6.19%	2.21%	2.14%
ICE BofAML 3-Month U.S. Treasury Bill	5.43%	2.17%	1.93%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	0.75%
[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx for the most recent performance information.
Net Assets	$ 86,126,714
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 130,551
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,126,714
Total number of portfolio holdings	131
Total advisory fee paid/(reimbursed)	$130,551
Portfolio turnover rate as of the end of the reporting period	123%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 6.529%, 10/15/2031	2.3%
United States Treasury Bill, 5.119%, 8/22/2024	2.0%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 6.668%, 11/16/2034	1.7%
United States Treasury Bill, 5.234%, 10/17/2024	1.7%
Generate CLO Ltd., Series 2A, Class AR, 6.736%, 1/22/2031	1.6%
CBAM 2018-6 Ltd., Series 2018-6A, Class A1R, 6.860%, 1/15/2031	1.5%
Rad CLO Ltd., Series 2018-2A, Class AR, 6.670%, 10/15/2031	1.5%
Carbone Clo Ltd., Series 2017-1A, Class A1, 6.726%, 1/20/2031	1.5%
United States Treasury Bill, 1.758%, 7/2/2024	1.5%
United States Treasury Bill, 4.702%, 7/18/2024	1.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 6.529%, 10/15/2031	2.3%
United States Treasury Bill, 5.119%, 8/22/2024	2.0%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 6.668%, 11/16/2034	1.7%
United States Treasury Bill, 5.234%, 10/17/2024	1.7%
Generate CLO Ltd., Series 2A, Class AR, 6.736%, 1/22/2031	1.6%
CBAM 2018-6 Ltd., Series 2018-6A, Class A1R, 6.860%, 1/15/2031	1.5%
Rad CLO Ltd., Series 2018-2A, Class AR, 6.670%, 10/15/2031	1.5%
Carbone Clo Ltd., Series 2017-1A, Class A1, 6.726%, 1/20/2031	1.5%
United States Treasury Bill, 1.758%, 7/2/2024	1.5%
United States Treasury Bill, 4.702%, 7/18/2024	1.4%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000136684 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class I
Trading Symbol	PSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2024, the Palmer Square Income Plus Fund, Class I share, returned 8.78%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 5.82%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates but also some continued spread compression in Collateralized Loan Obligation (CLO) mezzanine tranches (debt tranches). On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt (specifically CLO BBB and CLO BB/B holdings) provided the greatest positive contribution to performance. The Fund’s exposure in Investment Grade Corporate Bonds, Asset-Backed Securities (ABS), Treasury Bonds and High Yield Bonds also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS) and Investment Grade Bank Loans provided the least positive contribution to performance.
CURRENT POSITIONING
The Fund made a few notable rotations in Q2 2024. We further reduced our position in IG Corporates as spreads tightened further into the bottom decile on a long-term historical basis. The proceeds were rotated into three key areas: (i) ABS due to more favorable relative value compared to IG Corporates, (ii) 3-5 year U.S. Treasuries following the widening in yields seen in 2Q24, and (iii) CLO AAA debt which still screens as cheap compared to corporates and agencies. Within the broader CLO allocation, while we increased the AAA exposure, we opted to allow the BBB/BB to decreased organically – not reinvesting called tranches in proportion to the fund size – given the extent of spread tightening seen in both primary and secondary markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Palmer Square Income Plus Fund (Class I/PSYPX)	8.78%	3.56%	3.30%
Bloomberg 1-3 year U.S. Corporate Index	5.82%	1.86%	1.97%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Net Assets	$ 906,982,477
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 4,211,016
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$906,982,477
Total number of portfolio holdings	407
Total advisory fee paid/(reimbursed)	$4,211,016
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248662 [Member]
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class T
Trading Symbol	PSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of February 29, 2024 (commencement of operation) to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	$21	0.62%
[1]	Class T commenced operations on February 29, 2024. If Class T had been operational for the entire fiscal year of July 1, 2023 to June 30, 2024, expenses would have been higher.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.62%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2024, the Palmer Square Income Plus Fund, Class T share, returned 9.05%[1]. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 5.82%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates but also some continued spread compression in Collateralized Loan Obligation (CLO) mezzanine tranches (debt tranches). On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt (specifically CLO BBB and CLO BB/B holdings) provided the greatest positive contribution to performance. The Fund’s exposure in Investment Grade Corporate Bonds, Asset-Backed Securities (ABS), Treasury Bonds and High Yield Bonds also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS) and Investment Grade Bank Loans provided the least positive contribution to performance.
CURRENT POSITIONING
The Fund made a few notable rotations in Q2 2024. We further reduced our position in IG Corporates as spreads tightened further into the bottom decile on a long-term historical basis. The proceeds were rotated into three key areas: (i) ABS due to more favorable relative value compared to IG Corporates, (ii) 3-5 year U.S. Treasuries following the widening in yields seen in 2Q24, and (iii) CLO AAA debt which still screens as cheap compared to to corporates and agencies. Within the broader CLO allocation, while we increased the AAA exposure, we opted to allow the BBB/BB to decreased organically – not reinvesting called tranches in proportion to the fund size – given the extent of spread tightening seen in both primary and secondary markets.
[1]Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years[1]
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	9.05%	3.74%	3.46%
Bloomberg 1-3 year U.S. Corporate Index	5.82%	1.86%	1.97%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%
[1]
Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Net Assets	$ 906,982,477
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 4,211,016
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$906,982,477
Total number of portfolio holdings	407
Total advisory fee paid/(reimbursed)	$4,211,016
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Class T commenced operations on February 29, 2024. If Class T had been operational for the entire fiscal year of July 1, 2023 to June 30, 2024, expenses would have been higher.